Prospectus Supplement

December 21, 2012

Morgan Stanley Institutional Fund Trust

Supplement dated  December 21, 2012 to the Morgan Stanley Institutional Fund Trust Prospectus dated February 7, 2012 of:

High Yield Portfolio (the "Portfolio")

The Board of Trustees of Morgan Stanley Institutional Fund Trust (the "Fund") has approved (i) certain revisions to the criteria for waiver of the minimum investment amounts; and (ii) the implementation of criteria for the waiver of the front-end sales charge on Class H shares. As a result, the following changes to the Prospectus are effective as of December 21, 2012:

The first paragraph under the section of the Prospectus entitled "Purchasing Class I, Class P and Class L Shares—Other Purchase Information" is hereby deleted and replaced with the following:

The minimum initial or additional investment may be waived for the following categories: (1) sales through banks, broker-dealers and other financial institutions (including registered investment advisers and financial planners) purchasing shares on behalf of their clients in (i) discretionary and non-discretionary advisory programs, (ii) fund supermarkets, (iii) asset allocation programs, (iv) other programs in which the client pays an asset-based fee for advice or for executing transactions in Portfolio shares or for otherwise participating in the program or (v) certain other investment programs that do not charge an asset-based fee; (2) qualified state tuition plans described in Section 529 of the Code and donor-advised charitable gift funds (subject to all applicable terms and conditions); (3) defined contribution, defined benefit and other employer-sponsored employee benefit plans, whether or not qualified under the Code; (4) certain retirement and deferred compensation programs established by Morgan Stanley Investment Management or its affiliates for their employees or the Fund's Trustees; (5) current or retired directors, officers and employees of Morgan Stanley and any of its subsidiaries, such persons' spouses, and children under the age of 21, and trust accounts for which any of such persons is a beneficiary; (6) current or retired Directors or Trustees of the Morgan Stanley Funds, such persons' spouses, and children under the age of 21, and trust accounts for which any of such persons is a beneficiary; (7) certain other registered open-end investment companies, whose shares are distributed by the Distributor; (8) investments made in connection with certain reorganizations as approved by the Adviser; or (9) the reinvestment of dividends in additional Portfolio shares. If the value of your account falls below the minimum initial investment amount for Class I, Class P or Class L shares as a result of share redemptions or you no longer meet one of the waiver criteria set forth above, your account may be subject to involuntary conversion or involuntary redemption. You will be notified prior to any such conversions or redemptions.

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The following is hereby added as the second sentence of the second paragraph under the section of the Prospectus entitled "Purchasing Class H Shares":

The minimum initial or additional investment may be waived for the following categories: (1) sales through banks, broker-dealers and other financial institutions (including registered investment advisers and financial planners) purchasing shares on behalf of their clients in (i) discretionary and non-discretionary advisory programs, (ii) fund supermarkets, (iii) asset allocation programs, (iv) other programs in which the client pays an asset-based fee for advice or for executing transactions in Portfolio shares or for otherwise participating in the program or (v) certain other investment programs that do not charge an asset-based fee; (2) qualified state tuition plans described in Section 529 of the Code and donor-advised charitable gift funds (subject to all applicable terms and conditions); (3) defined contribution, defined benefit and other employer-sponsored employee benefit plans, whether or not qualified under the Code; (4) certain retirement and deferred compensation programs established by Morgan Stanley Investment Management or its affiliates for their employees or the Fund's Trustees; (5) current or retired directors, officers and employees of Morgan Stanley and any of its subsidiaries, such persons' spouses, and children under the age of 21, and trust accounts for which any of such persons is a beneficiary; (6) current or retired Directors or Trustees of the Morgan Stanley Funds, such persons' spouses, and children under the age of 21, and trust accounts for which any of such persons is a beneficiary; (7) certain other registered open-end investment companies, whose shares are distributed by the Distributor; (8) investments made in connection with certain reorganizations as approved by the Adviser; or (9) the reinvestment of dividends in additional Portfolio shares.

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The last paragraph under the section of the Prospectus entitled "Purchasing Class H Shares" is hereby deleted and replaced with the following:

In addition to investments of $1 million or more, purchases of Class H shares are not subject to a front-end sales charge if your account qualifies under one of the following categories:

•  Sales through banks, broker-dealers and other financial institutions (including registered investment advisers and financial planners) purchasing shares on behalf of their clients in (i) discretionary and non-discretionary advisory programs, (ii) fund supermarkets, (iii) asset allocation programs, (iv) other programs in which the client pays an asset-based fee for advice or for executing transactions in Portfolio shares or for otherwise participating in the program or (v) certain other investment programs that do not charge an asset-based fee.

•  Qualified state tuition plans described in Section 529 of the Code and donor-advised charitable gift funds (subject to all applicable terms and conditions).

•  Defined contribution, defined benefit and other employer-sponsored employee benefit plans, whether or not qualified under the Code.

•  Certain retirement and deferred compensation programs established by Morgan Stanley Investment Management or its affiliates for their employees or the Fund's Trustees.

•  Current or retired Directors or Trustees of the Morgan Stanley Funds, such persons' spouses, and children under the age of 21, and trust accounts for which any of such persons is a beneficiary.

•  Current or retired directors, officers and employees of Morgan Stanley and any of its subsidiaries, such persons' spouses, and children under the age of 21, and trust accounts for which any of such persons is a beneficiary.

•  Certain other registered open-end investment companies, as approved by the Distributor.

•  Investments made in connection with certain reorganizations as approved by the Adviser.

•  The reinvestment of dividends in additional Portfolio shares.

Please retain this supplement for future reference.

  MSIFTHYISPT 12/12

Statement of Additional Information Supplement

December 21, 2012

Morgan Stanley Institutional Fund Trust

Supplement dated December 21, 2012 to the Morgan Stanley Institutional Fund Trust Statement of Additional Information dated February 7, 2012 of:

High Yield Portfolio (the "Portfolio")

The Board of Trustees of Morgan Stanley Institutional Fund Trust (the "Fund") has approved (i) certain revisions to the criteria for waiver of the minimum investment amounts; and (ii) the implementation of criteria for the waiver of the front-end sales charge on Class H shares. As a result, the following changes to the Statement of Additional Information ("SAI") are effective as of December 21, 2012:

The first paragraph under the section of the SAI entitled "Purchase of Shares" is hereby deleted and replaced with the following:

The Fund may suspend the offering of shares, or any class of shares, of the Portfolio or reject any purchase orders when we think it is in the best interest of the Portfolio. The minimum initial or additional investment may be waived for the following categories: (1) sales through banks, broker-dealers and other financial institutions (including registered investment advisers and financial planners) purchasing shares on behalf of their clients in (i) discretionary and non-discretionary advisory programs, (ii) fund supermarkets, (iii) asset allocation programs, (iv) other programs in which the client pays an asset-based fee for advice or for executing transactions in Portfolio shares or for otherwise participating in the program or (v) certain other investment programs that do not charge an asset-based fee; (2) qualified state tuition plans described in Section 529 of the Code and donor-advised charitable gift funds (subject to all applicable terms and conditions); (3) defined contribution, defined benefit and other employer-sponsored employee benefit plans, whether or not qualified under the Code; (4) certain retirement and deferred compensation programs established by Morgan Stanley Investment Management or its affiliates for their employees or the Fund's Trustees; (5) current or retired directors, officers and employees of Morgan Stanley and any of its subsidiaries, such persons' spouses, and children under the age of 21, and trust accounts for which any of such persons is a beneficiary; (6) current or retired Directors or Trustees of the Morgan Stanley Funds, such persons' spouses, and children under the age of 21, and trust accounts for which any of such persons is a beneficiary; (7) certain other registered open-end investment companies, whose shares are distributed by the Distributor; (8) investments made in connection with certain reorganizations as approved by the Adviser; or (9) the reinvestment of dividends in additional Portfolio shares. If the value of your account falls below the minimum initial investment amount for Class I, Class P, Class H or Class L shares as a result of share redemptions or you no longer meet one of the waiver criteria set forth above, your account may be subject to involuntary conversion or involuntary redemption. You will be notified prior to any such conversions or redemptions.

Please retain this supplement for future reference.